Revenues - Schedule of Costs and Estimated Earnings in Excess of Billings On Uncompleted Contracts (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Jan. 02, 2018	Dec. 31, 2017
Costs and estimated earnings in excess of billings on uncompleted contracts			$ 995
Contract assets	899	1,140
Contract liabilities	366	$ 145
ASC Topic 606 [Member]
Costs and estimated earnings in excess of billings on uncompleted contracts	(995)
Contract assets	1,140
Contract liabilities	$ 145